Consolidated Statements of Cash Flows $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 MXN ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Operating activities
Profit before income tax from continuing operations		$ 102,760,165		$ 4,992	$ 47,543,602	[1]	$ 110,382,620	[1]
Profit before income tax from discontinued operations		150,576,681		7,316	19,849,507	[1]	10,964,368	[1]
Profit before income tax		253,336,846		12,308	67,393,109	[1]	121,346,988	[1]
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets		139,211,403		6,763	143,108,182	[1]	137,867,698	[1]
Amortization of intangible and other assets		23,415,463		1,138	19,574,216	[1]	19,651,089	[1]
Equity interest in net (loss) income of associated companies		(113,918)		(6)	287,006	[1]	17,609	[1]
(Gain) Loss on sale of property, plant and equipment		(6,849,699)		(333)	257,330	[1]	119,272	[1]
Net period cost of labor obligations		18,688,374		908	18,085,954	[1]	16,609,565	[1]
Foreign currency exchange loss (income), net		14,523,412		706	59,923,928	[1]	(7,250,635)	[1]
Interest income		(3,834,827)		(186)	(5,062,036)	[1]	(6,284,672)	[1]
Interest expense		36,025,312		1,750	38,661,485	[1]	37,910,954	[1]
Employee profit sharing		3,130,722		152	2,066,066	[1]	1,618,695	[1]
Gain (Loss) in valuation of derivative financial instruments, capitalized interest expense and other, net		5,246,476		255	(13,678,083)	[1]	(9,202,167)	[1]
Gain on net monetary positions		(4,876,842)		(237)	(3,262,512)	[1]	(4,267,194)	[1]
Gain on sale of subsidiary		(132,821,709)		(6,453)
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other, net		6,883,270		334	3,189,136	[1]	7,422,351	[1]
Prepaid expenses		(890,729)		(43)	(160,082)	[1]	8,860,172	[1]
Related parties		449,655		22	421,337	[1]	476,671	[1]
Inventories		5,756,325		280	10,402,117	[1]	(463,461)	[1]
Other assets		(9,802,727)		(476)	(2,650,867)	[1]	(6,560,640)	[1]
Employee benefits		(27,223,091)		(1,323)	(18,795,532)	[1]	(20,224,276)	[1]
Accounts payable and accrued liabilities		9,946,257		483	11,247,681	[1]	(15,730,804)	[1]
Employee profit sharing paid		(1,922,029)		(93)	(2,436,223)	[1]	(2,187,316)	[1]
Financial instruments and other		(1,664,465)		(81)	2,606,938	[1]	(1,774,932)	[1]
Deferred revenues		(9,257,456)		(450)	1,958,553	[1]	1,237,894	[1]
Interest received		2,665,854		130	3,946,110	[1]	1,008,076	[1]
Income taxes paid		(60,535,903)		(2,942)	(61,366,231)	[1]	(41,418,114)	[1]
Cash flows from discontinued operating		(1,304,336)		(63)	5,109,961	[1]	(4,504,355)	[1]
Net cash flows provided by operating activities		258,181,638		12,543	280,827,543		234,278,468
Investing activities
Purchase of property, plant and equipment		(145,279,359)		(7,058)	(108,866,816)	[1]	(132,834,246)	[1]
Acquisition of intangibles		(12,791,580)		(621)	(20,647,571)	[1]	(18,962,856)	[1]
Dividends received		2,628,600		128	2,122,826	[1]	1,773,336	[1]
Proceeds from sale of plant, property and equipment		7,215,177		351	162,060	[1]	344,924	[1]
Acquisition of businesses, net of cash acquired		0		0	(152,896)	[1]	(13,330,651)	[1]
Partial sale of shares of associated company		199,158		10	601,509	[1]	36,478	[1]
Investments in associate companies	[1]				(64,341)		(56,985)
Sale of shares		75,518,886		3,669
Short-term investments		(3,361,507)		(163)	(8,671,662)	[1]
Cash flows from discontinued investing		(650,319)		(32)	(40,602)	[1]	(50,089)	[1]
Net cash flows used in investing activities		(76,520,944)		(3,716)	(135,557,493)	[1]	(163,080,089)	[1]
Financing activities
Loans obtained		93,675,127		4,551	277,515,598	[1]	118,082,256	[1]
Repayment of loans		(152,029,408)		(7,388)	(330,607,399)	[1]	(109,808,816)	[1]
Payment of liability related to right-of-use of assets		(30,544,750)		(1,484)	(29,623,565)	[1]	(26,765,075)	[1]
Interest paid		(23,884,410)		(1,160)	(28,421,734)	[1]	(28,046,695)	[1]
Repurchase of shares		(36,745,743)		(1,785)	(5,076,119)	[1]	(435,713)	[1]
Dividends paid		(27,829,345)		(1,352)	(9,592,253)	[1]	(24,248,145)	[1]
Acquisition of non-controlling interests		(7,720)			(1,104,662)	[1]	(83,055)	[1]
Net cash flows used in financing activities		(177,366,249)		(8,618)	(126,910,134)	[1]	(71,305,243)	[1]
Net (decrease) gain in cash and cash equivalents		4,294,445		209	18,359,916	[1]	(106,864)	[1]
Adjustment to cash flows due to exchange rate fluctuations, net		(1,532,461)		(74)	(2,187,665)	[1]	(1,807,442)	[1]
Cash and cash equivalents at beginning of the year		35,917,907	[1]	1,744	19,745,656	[1]	21,659,962	[1]
Cash and cash equivalents at end of the year		38,679,891		1,879	35,917,907	[1]	19,745,656	[1]
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end year		18,385,498		893	3,063,081	[1]	19,673,706	[1]
Revaluation surplus	[1]				107,152,628
Non-cash transactions		$ 18,385,498		$ 893	$ 110,215,709	[1]	$ 19,673,706	[1]

[1]	Restated for discontinued operations.